Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

September 30, 2019

VIPIFF2025-QTLY-1119
1.822896.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	399,529	$13,436,144
VIP Equity-Income Portfolio Investor Class (a)	628,668	14,075,875
VIP Growth & Income Portfolio Investor Class (a)	795,877	16,060,803
VIP Growth Portfolio Investor Class (a)	194,395	13,743,727
VIP Mid Cap Portfolio Investor Class (a)	127,731	3,913,678
VIP Value Portfolio Investor Class (a)	707,277	10,333,316
VIP Value Strategies Portfolio Investor Class (a)	415,360	5,059,082
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,367,056)		76,622,625

International Equity Funds - 26.4%
VIP Emerging Markets Portfolio Investor Class (a)	1,944,703	22,519,662
VIP Overseas Portfolio Investor Class (a)	1,833,806	39,408,497
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $51,767,755)		61,928,159

Bond Funds - 35.9%
Fidelity Inflation-Protected Bond Index Fund (a)	1,411,978	14,388,055
Fidelity Long-Term Treasury Bond Index Fund (a)	403,411	5,998,718
VIP High Income Portfolio Investor Class (a)	851,849	4,685,167
VIP Investment Grade Bond Portfolio Investor Class (a)	4,432,061	59,123,698
TOTAL BOND FUNDS
(Cost $80,267,573)		84,195,638

Short-Term Funds - 5.1%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $12,036,302)	12,036,302	12,036,302
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $204,438,686)		234,782,724
NET OTHER ASSETS (LIABILITIES) - 0.0%		30,480
NET ASSETS - 100%		$234,813,204

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,164,496	$2,972,971	$1,723,974	$42,989	$24,082	$950,480	$14,388,055
Fidelity Long-Term Treasury Bond Index Fund	12,456,679	3,066,030	11,981,829	260,178	1,784,092	673,746	5,998,718
VIP Contrafund Portfolio Investor Class	13,653,819	2,865,004	4,015,125	1,692,347	57,385	875,061	13,436,144
VIP Emerging Markets Portfolio Investor Class	16,748,437	5,438,271	2,481,525	--	(4,971)	2,819,450	22,519,662
VIP Equity-Income Portfolio Investor Class	14,326,232	2,421,641	4,233,959	1,019,940	(101,740)	1,663,701	14,075,875
VIP Government Money Market Portfolio Investor Class 1.77%	10,952,186	3,993,416	2,909,300	198,763	--	--	12,036,302
VIP Growth & Income Portfolio Investor Class	16,331,074	3,690,680	4,874,582	1,818,699	163,067	750,564	16,060,803
VIP Growth Portfolio Investor Class	13,955,937	2,299,651	4,369,153	957,920	382,752	1,474,540	13,743,727
VIP High Income Portfolio Investor Class	3,946,494	670,438	381,664	34,466	(5,348)	455,247	4,685,167
VIP Investment Grade Bond Portfolio Investor Class	40,234,077	19,866,537	4,599,108	182,585	33,803	3,588,389	59,123,698
VIP Mid Cap Portfolio Investor Class	3,967,900	931,011	1,110,211	459,628	(72,566)	197,544	3,913,678
VIP Overseas Portfolio Investor Class	29,071,336	10,016,073	3,573,340	1,136,099	17,711	3,876,717	39,408,497
VIP Value Portfolio Investor Class	10,521,830	1,751,460	3,233,019	716,586	(96,284)	1,389,329	10,333,316
VIP Value Strategies Portfolio Investor Class	5,132,548	1,020,493	1,678,051	532,499	(131,253)	715,345	5,059,082
Total	$203,463,045	$61,003,676	$51,164,840	$9,052,699	$2,050,730	$19,430,113	$234,782,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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